Long-Term Investments (Details) - Schedule of long-term investments - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity method investments:
Other equity method investments(a)	¥ 6,929	¥ 6,929
Equity securities without readily determinable fair values investments:
Green fire Decoration Engineering (Beijing) Co., Ltd. (Green Fire)(b)	13,821	13,821
Other equity securities without readily determinable fair values investments(c)	15,910	15,910
Less: impairment loss on long-term investments	(14,429)	(14,429)
Total	¥ 22,231	¥ 22,231